ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of changes in accounting estimates [abstract]
DISCLOSURE OF ESTIMATED USEFUL LIVES	The estimated useful lives for the current period and the comparative period are as follows:
IT and equipment	3 years

SCHEDULE OF RECLASSIFICATION OF CONSOLIDATED STATEMENT OF OPERATIONS

The impact of the reclassification on the Group’s Consolidated statement of operations and comprehensive loss is as follows:

Consolidated statement of operations and comprehensive loss

Year ended March 31, 2022	As Previously reported	Adjustment	As restated
	$	$	$
Research and development	(1,301,178)	(308,380)	(1,609,558)
Operating expenses	(4,916,388)	308,380	(4,608,008)
Total operating expenses	(6,217,566)	-	(6,217,566)

Total Comprehensive loss for the year	(6,268,197)	-	(6,268,197)